Reconciliation Between U.S. Gaap And Ifrs - Schedule of liabilities subject to compromise (Detail) - U.S. GAAP - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Borrowings and financing	R$ 0	R$ 49,129,547
Derivative financial instrument	0	104,694
Trade payables	0	2,139,312
Provision for civil contingencies—Anatel	0	9,333,795
Provision for pension plan	0	560,046
Other	0	43,333
Provision for labor contingencies	0	899,226
Provision for civil—other claims	0	2,929,275
Liabilities subject to compromise	R$ 0	R$ 65,139,228